LONGTERM OBLIGATIONS (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Notes payable - related parties	$ 1,274,765	$ 1,015,820
Less current maturities	190,000	0
Notes payable - related parties, excluding current maturities	1,084,765	1,015,820
Note Payable - Related Party 3
Notes payable - related parties	146,300	146,300
Note Payable - Related Party 4
Notes payable - related parties	25,000	25,000
Note Payable - Related Party 5
Notes payable - related parties	90,000	90,000
Note Payable - Related Party 6
Notes payable - related parties	70,000	70,000
Accrued interest due after 2022
Notes payable - related parties	116,465	106,520
Note Payable - Related Party 1
Notes payable - related parties	499,000	250,000
Note Payable - Related Party 2
Notes payable - related parties	$ 328,000	$ 328,000